Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of amounts and balances of BGY education investment
	As of August 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	142,609	142,642
Restricted cash, net	2,943	10,410
Accounts receivable, net	2,857	2,416
Amounts due from related parties, net	11	10,375
Other receivables, deposits and other assets, net	20,011	16,884
Inventories	4,761	5,748
Amounts due from Affected Entities, net	133,092	—
Total current assets	306,284	188,475
Restricted cash - non current	1,450	1,650
Property and equipment, net	25,034	46,747
Intangible assets, net	46,253	44,137
Goodwill, net	227,814	227,814
Long-term investments	70,315	30,289
Prepayments for construction contract	—	4,025
Operating lease right-of-use assets – non-current	87,752	76,607
Other non-current assets, net	1,043	6,311
Total non-current assets	459,661	437,580
TOTAL ASSETS	765,945	626,055
LIABILITIES
Current liabilities
Accounts payable	10,941	6,154
Amounts due to related parties	5,641	294,164
Accrued expenses and other current liabilities	13,876	27,790
Income tax payable	19,091	19,983
Contract liabilities	139,126	107,494
Refund liabilities	10,398	9,458
Operating lease liabilities – current	12,005	20,779
Amounts due to Affected Entities	276,378	—
Total current liabilities	487,456	485,822
Non-current portion of contract liabilities	1,084	1,108
Deferred tax liabilities, net	9,561	9,551
Operating lease liabilities – non current	83,475	72,464
Other non-current liabilities due to related parties	13,154	11,197
Total non-current liabilities	107,274	94,320
TOTAL LIABILITIES	594,730	580,142

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue from continuing operations of the New VIEs	239,968	311,373	327,573
Revenue from discontinued operations of Affected Entities	1,890,156	2,303,339	—
Net income from continuing operation of the New VIEs after elimination of intercompany transactions	59,321	30,335	45,770
Net income from discontinued operations of Affected Entities (Note 3) after elimination of intercompany transactions	471,495	369,343	—

Net cash provided by operating activities	1,534,031	555,679	36,096
Net cash used in investing activities*	(47,946)	(2,893,644)	(54,677)
Net cash provided by/(used in) financing activities	48,543	(42,844)	26,281
Net increase/(decrease) in cash and cash equivalents and restricted cash	1,534,628	(2,380,809)	7,700
Cash and cash equivalents and restricted cash at beginning of year	993,183	2,527,811	147,002
Cash and cash equivalents and restricted cash at end of year	2,527,811	147,002	154,702
	August 31, 2020
	As Reported	Adjustment	As Restated
	RMB’000	RMB’000	RMB’000
ASSETS
Operating lease right-of-use assets –non current	1,816,721	(25,550)	1,791,171
Total assets	1,816,721	(25,550)	1,791,171

LIABILITIES
Operating lease liabilities – current	196,129	(62,120)	134,009
Operating lease liabilities – non current	1,662,928	36,570	1,699,498
Total liabilities	1,859,057	(25,550)	1,833,507
	August 31, 2021
	As Reported	Adjustment	As Restated
	RMB’000	RMB’000	RMB’000
ASSETS
Operating lease right-of-use assets –non current	1,773,773	(80,310)	1,693,463
Total assets	1,773,773	(80,310)	1,693,463

LIABILITIES
Operating lease liabilities – current	123,215	(220)	122,995
Operating lease liabilities – non current	1,752,667	(80,090)	1,672,577
Total liabilities	1,875,882	(80,310)	1,795,572

	August 31, 2020
	As Reported	Adjustment	As Restated
	RMB’000	RMB’000	RMB’000
Cash Flows From Operating Activities
Adjustments to reconcile net cash flows from operating activities:
Noncash lease expense	142,519	749	143,268
Changes in operating assets and liabilities and other, net:
Other receivables, deposits and other assets	9,973	(2,227)	7,746
Operating lease liabilities	(109,514)	1,478	(108,036)
Net cash provided by operating activities	42,978	-	42,978

Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for the new operating lease liabilities	75,752	65,248	141,000
	August 31, 2021
	As Reported	Adjustment	As Restated
	RMB’000	RMB’000	RMB’000
Cash Flows From Operating Activities
Adjustments to reconcile net cash flows from operating activities:
Noncash lease expense	257,244	(5,884)	251,360
Changes in operating assets and liabilities and other, net:
Other receivables, deposits and other assets	5,534	(7,728)	(2,194)
Operating lease liabilities	(213,827)	13,612	(200,215)
Net cash provided by operating activities	48,951	-	48,951

Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for the new operating lease liabilities	228,123	(48,155)	179,968
Decrease of Right-of-use assets for early termination	14,415	9,400	23,815

Schedule of property and equipment depreciation on straight-line basis
Buildings	20 - 50 years
Leasehold improvement	3 - 20 years or the lesser of remaining life of lease
Motor vehicles	4 - 10 years
Electronic equipment	4 - 10 years
Office equipment	3 - 5 years
Furniture and other equipment	3 - 5 years
Others	3 years
Construction in progress	*

Schedule of intangible asset classes for amortization periods
Trademarks and brand names	10 years-indefinite
Core curriculum	10 years
Customer relationship, backlog and student base	0.6-7 years
Non-compete agreements	4-8 years
Software	5 years
License	3 years